SEGMENT REPORTING (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Item	Dec. 31, 2011	Dec. 31, 2010
SEGMENT REPORTING
Number of principal reportable business segments	2
Company's revenues generated from each segment
Net sales	$ 969,131,896	$ 985,279,367	$ 1,205,578,861
Gross (loss) profit	(35,693,657)	96,053,144	347,963,728
Wafer
Company's revenues generated from each segment
Net sales	748,873,942	819,405,032	911,913,455
Gross (loss) profit	(52,897,042)	53,857,042	269,996,288
Cell and module
Company's revenues generated from each segment
Net sales	518,132,795	395,171,888	540,469,534
Gross (loss) profit	19,151,940	37,759,156	80,537,398
Other
Company's revenues generated from each segment
Net sales	6,856,099
Gross (loss) profit	3,323,488
Elimination
Company's revenues generated from each segment
Net sales	(304,730,940)	(229,297,553)	(246,804,128)
Gross (loss) profit	$ (5,272,043)	$ 4,436,946	$ (2,569,958)